ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

19. ASSET RETIREMENT OBLIGATIONS

        As of and for the years ended December 31, 2014 and 2013, the estimated present value of the Group's asset retirement obligations and related change in liabilities were as follows:

	2014	2013
Balance, beginning of the year	2,743	2,763
Liabilities incurred in the current period	73	303
Accretion expense	251	97
Revisions in estimated cash flows	26	(453)
Disposal of assets	(41)	—
Currency translation adjustment	(30)	33

Balance, end of the year	3,022	2,743

        Revisions in estimated cash flows are attributable to the change in the estimated inflation rate and cost of dismantling of assets.